Net Loss Per Share (Details) - $ / shares			12 Months Ended
	Nov. 29, 2023	Apr. 21, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Share [Line Items]
Conversion of convertible shares issued					125,251
Antidilutive shares			552,086	43,366
Ordinary shares	1	1
Shares price par value (in Dollars per share)	$ 0.024	$ 0.002
Ucommune International Ltd [Member]
Net Loss Per Share [Line Items]
Ordinary shares	12	20
Shares price par value (in Dollars per share)	$ 0.002	$ 0.0001